Property, Plant and Equipment - Summary of Reconciliation Of Changes in Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 13,318	$ 13,212
Additions	625	820
Change in investment tax credits	7	(1)
Disposals	(2)	(1)
Change in asset retirement costs	15	12
Depreciation	(687)	(677)	$ (680)
Impairment	(305)	(47)	0
Ending balance	12,971	13,318	13,212
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,726
Ending balance	20,142	19,726
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,408)
Ending balance	(7,171)	(6,408)
Land and Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	618	538
Transfers	63	102
Depreciation	(19)	(22)
Impairment	(50)
Ending balance	612	618	538
Land and Improvements [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	807
Ending balance	868	807
Land and Improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(189)
Ending balance	(256)	(189)
Buildings and Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,212	3,636
Additions		2
Transfers	71	639
Depreciation	(83)	(65)
Impairment	(16)
Ending balance	4,184	4,212	3,636
Buildings and Improvements [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,813
Ending balance	4,837	4,813
Buildings and Improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(601)
Ending balance	(653)	(601)
Machinery and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,859	7,005
Additions	9	9
Change in investment tax credits	7	(6)
Disposals	(2)	(1)
Transfers	521	391
Depreciation	(487)	(500)
Impairment	(163)	(39)
Ending balance	6,744	6,859	7,005
Machinery and Equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,574
Ending balance	12,000	11,574
Machinery and Equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,715)
Ending balance	(5,256)	(4,715)
Mine Development Costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,027	571
Additions	88	65
Transfers	(21)	469
Change in asset retirement costs	15	12
Depreciation	(98)	(90)
Impairment	(32)
Ending balance	979	1,027	571
Mine Development Costs [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,930
Ending balance	1,985	1,930
Mine Development Costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(903)
Ending balance	(1,006)	(903)
Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	602	1,462
Additions	528	744
Change in investment tax credits		5
Transfers	(634)	(1,601)
Impairment	(44)	(8)
Ending balance	452	602	$ 1,462
Assets Under Construction [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	602
Ending balance	$ 452	$ 602